Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 5 COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various facilities and equipment under non-cancelable operating lease arrangements. Future minimum lease payments under these leases are as follows: $41.0 million in 2012; $31.6 million in 2013; $23.2 million in 2014; $16.5 million in 2015; $12.5 million in 2016; and $17.4 million in years thereafter. Rent expense under all operating leases was $44.6 million, $36.3 million and $33.5 million in fiscal years 2011, 2010 and 2009, respectively.

Litigation

Silzone Litigation and Insurance Receivables: The Company has been sued in various jurisdictions beginning in March 2000 by some patients who received a heart valve product with Silzone coating, which the Company stopped selling in January 2000. The Company has vigorously defended against the claims that have been asserted and will continue to do so with respect to any remaining claims.

The Company has two outstanding class actions in Ontario, one individual case in Ontario, one proposed class action in British Columbia by the provincial health insurer, and one individual lawsuit in federal court in Nevada. In Ontario, a class action case involving Silzone patients has been certified, and the trial on common class issues began in February 2010. The testimony and evidence submissions for this trial were completed in March 2011, and closing briefing and argument were completed in September 2011. No final ruling from the common issues trial has been issued. Depending on the Court's ultimate decision, there may be further proceedings, including appeals, in the future. A second case seeking class action status in Ontario has been stayed pending resolution of the ongoing Ontario class action. The complaints in the Ontario cases request damages up to 2.0 billion Canadian Dollars (the equivalent of $2.0 billion at December 31, 2011). The proposed class action lawsuit by the British Columbia provincial health insurer seeks to recover the cost of insured services furnished or to be furnished to patients who were also class members in the British Columbia class action that was resolved in 2010. Although that lawsuit remains pending in the British Columbia court, there has not been any activity since 2010. The individual case in Ontario requests damages in excess of $1.2 million (claiming unspecified special damages, health care costs and interest), and the complaint filed in the lawsuit in Nevada requests damages in excess of $75 thousand. Based on the Company's historical experience, the amount ultimately paid, if any, often does not bear any relationship to the amount claimed.

The Company has recorded an accrual for probable legal costs, settlements and judgments for Silzone related litigation. The Company is not aware of any unasserted claims related to Silzone-coated products. For all Silzone legal costs incurred, the Company records insurance receivables for the amounts that it expects to recover based on its assessment of the specific insurance policies, the nature of the claim and the Company's experience with similar claims. Any costs (the material components of which are settlements, judgments, legal fees and other related defense costs) not covered by the Company's product liability insurance policies or existing reserves could be material to the Company's consolidated earnings, financial position and cash flows. The following table summarizes the Company's Silzone legal accrual and related insurance receivable at December 31, 2011 and January 1, 2011 (in thousands):

	December 31, 2011	January 1, 2011
Silzone legal accrual	$21,657	$24,032
Silzone insurance receivable	$14,975	$12,799

The Company's current and final insurance layer for Silzone claims consists of $15 million of remaining coverage with two insurance carriers. To the extent that the Company's future Silzone costs and expenses exceed its remaining insurance coverage, the Company would be responsible for such costs. The Company has not recorded an expense related to any potential future damages as they are not probable or reasonably estimable at this time.

Volcano Corporation & LightLab Imaging Inc. (LightLab Imaging) Litigation: The Company's subsidiary, LightLab Imaging, has pending litigation with Volcano Corporation (Volcano) and Axsun Technologies, Inc. (Axsun), a subsidiary of Volcano, in the Superior Court of Massachusetts and in state court in Delaware. LightLab Imaging makes and sells optical coherence tomography (OCT) imaging systems. Volcano is a LightLab Imaging competitor in medical imaging. Axsun makes and sells lasers and is a supplier of lasers to LightLab Imaging for use in OCT imaging systems. The lawsuits arise out of Volcano's acquisition of Axsun in December 2008. Before Volcano acquired Axsun, LightLab Imaging and Axsun had worked together to develop a tunable laser for use in OCT imaging systems. While the laser was in development, LightLab Imaging and Axsun entered into an agreement pursuant to which Axsun agreed to sell its tunable lasers exclusively to LightLab in the field of human coronary artery imaging for a certain period of time.

After Volcano acquired Axsun in December 2008, LightLab Imaging sued Axsun and Volcano in Massachusetts, asserting a number of claims arising out of Volcano's acquisition of Axsun. In January 2011, the court ruled that Axsun's and Volcano's conduct constituted knowing and willful violations of a statute that prohibits unfair or deceptive acts or practices or acts of unfair competition, entitling LightLab Imaging to double damages, and furthermore, that LightLab Imaging was entitled to recover attorneys' fees. In February 2011, Volcano and Axsun were ordered to pay the Company for reimbursement of attorneys' fees and double damages, which Volcano paid to the Company in July 2011. The Court also issued certain injunctions against Volcano and Axsun when it entered its final judgment.

In Delaware, Axsun and Volcano commenced an action in February 2010 against LightLab Imaging, seeking a declaration as to whether Axsun may supply a certain light source for use in OCT imaging systems to Volcano. Axsun's and Volcano's position is that this light source is not a tunable laser and hence falls outside Axsun's exclusivity obligations to Volcano. LightLab Imaging's position, among other things, is that this light source is a tunable laser. Though the trial of this matter was expected to occur in early 2011, in a March 2011 ruling, the Delaware Court postponed the trial of this case because Axsun and Volcano did not yet have a finalized light source product to present to the Court.

In May 2011, LightLab Imaging initiated a lawsuit against Volcano and Axsun in the Delaware state court. The suit seeks to enforce LightLab Imaging's exclusive contract with Axsun, to prevent Volcano from interfering with that contract, to bar Axsun and Volcano from using LightLab Imaging confidential information and trade secrets, and to prevent Volcano and Axsun from violating a Massachusetts statute prohibiting unfair methods of competition and unfair or deceptive acts or practices relating to LightLab Imaging's tunable laser technology. In October 2011, LightLab Imaging filed an amended and supplemental complaint in this action, and in early November 2011, the Company received Volcano and Axsun's response, including motions to dismiss some of the claims and stay the prosecution of other claims. The parties have fully briefed these motions, but no hearing date has yet been set by the Court.

Volcano Corporation & St. Jude Medical Patent Litigation: In July 2010, the Company filed a lawsuit in federal district court in Delaware against Volcano for patent infringement. In the suit, the Company asserted five patents against Volcano and seeks injunctive relief and monetary damages. The infringed patents are part of the St. Jude Medical PressureWire® technology platform, which was acquired as part of St. Jude Medical's purchase of Radi Medical Systems in December 2008.Volcano has filed counterclaims against the Company in this case, alleging certain St. Jude Medical patent claims are unenforceable and that certain St. Jude Medical products infringe four Volcano patents. The Company believes the assertions and claims made by Volcano are without merit. The hearing on the proper constructions of the patent claims, and for all dispositive motions is scheduled for September 2012. Trial on liability issues in this case is scheduled for October 2012.

Securities Class Action Litigation: In March 2010, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and certain officers on behalf of purchasers of St. Jude Medical common stock between April 22, 2009 and October 6, 2009. The lawsuit relates to the Company's earnings announcements for the first, second and third quarters of 2009, as well as a preliminary earnings release dated October 6, 2009. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, alleges that the Company failed to disclose that it was experiencing a slowdown in demand for its products and was not receiving anticipated orders for CRM devices. Class members allege that the Company's failure to disclose the above information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. The Company intends to vigorously defend against the claims asserted in this lawsuit. In December 2011, the Court issued a decision denying a motion to dismiss filed by the defendants in October 2010. The defendants filed their answer in January 2012, and the discovery phase in the case will begin shortly.

Other than disclosed above, the Company has not recorded an expense related to any potential damages in connection with these litigation matters because any potential loss is not probable or reasonably estimable. Additionally, other than disclosed above, the Company cannot reasonably estimate a loss or range of loss, if any, that may result from these litigation matters.

Regulatory Matters

The FDA inspected the Company's manufacturing facility in Minnetonka, Minnesota at various times between December 8 and December 19, 2008. On December 19, 2008, the FDA issued a Form 483 identifying certain observed non-conformity with current Good Manufacturing Practice (cGMP) primarily related to the manufacture and assembly of the SafireTM ablation catheter with a 4 mm or 5 mm non-irrigated tip. Following the receipt of the Form 483, the Company's AF division provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address the FDA's observations of non-conformity. The Company subsequently received a warning letter dated April 17, 2009 from the FDA relating to these non-conformities with respect to this facility.

The FDA inspected the Company's Plano, Texas manufacturing facility at various times between March 5 and April 6, 2009. On April 6, 2009, the FDA issued a Form 483 identifying certain observed nonconformities with cGMP. Following the receipt of the Form 483, the Company's Neuromodulation division provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated June 26, 2009 from the FDA relating to these non-conformities with respect to its Neuromodulation division's Plano, Texas and Hackettstown, New Jersey facilities.

With respect to each of these warning letters, the FDA notes that it will not grant requests for exportation certificates to foreign governments or approve pre-market approval applications for Class III devices to which the quality system regulation deviations are reasonably related until the violations have been corrected. The Company is working cooperatively with the FDA to resolve all of its concerns.

Customer orders have not been and are not expected to be impacted while the Company works to resolve the FDA's concerns. The Company is working diligently to respond timely and fully to the FDA's requests. While the Company believes the issues raised by the FDA can be resolved without a material impact on the Company's financial results, the FDA has recently been increasing its scrutiny of the medical device industry and raising the threshold for compliance. The government is expected to continue to scrutinize the industry closely with inspections, and possibly enforcement actions, by the FDA or other agencies. The Company is regularly monitoring, assessing and improving its internal compliance systems and procedures to ensure that its activities are consistent with applicable laws, regulations and requirements, including those of the FDA.

Other Matters

Boston U.S. Attorney Investigation: In December 2008, the U.S. Attorney's Office in Boston delivered a subpoena issued by the U.S. Department of Health and Human Services, Office of the Inspector General (OIG) requesting the production of documents relating to implantable cardiac rhythm device and pacemaker warranty claims. The Company has been cooperating with the investigation.

In November 2011, the U.S. District Court for the Northern District of Texas unsealed a qui tam complaint (private individual bringing suit on behalf of the U.S. Government) filed by a former employee containing allegations relating to the issues covered by the U.S. Attorney's investigation. Subsequently, on February 24, 2012, the qui tam relator served the Company a formal complaint. The U.S. Department of Justice and the State of Texas have notified the court that they decline to intervene in the action. The Company intends to vigorously defend against the allegations in the complaint.

U.S. Department of Justice - Civil Investigative Demand: In March 2010, the Company received a Civil Investigative Demand (CID) from the Civil Division of the U.S. Department of Justice. The CID requests documents and sets forth interrogatories related to communications by and within the Company on various indications for ICDs and a National Coverage Decision issued by Centers for Medicare and Medicaid Services. Similar requests were made of the Company's major competitors. The Company has produced all documents and information requested in the CID.

The Company recorded accruals during fiscal year 2011 related to the above governmental matters because the potential losses, while immaterial, were probable and reasonably estimable. The Company cannot reasonably estimate a loss or range of loss, if any, above the losses accrued that may result from these governmental matters. The Company is also involved in various other lawsuits, claims and proceedings that arise in the ordinary course of business.